NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Growth Fund	NVIT Multi‐Manager International Value Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi‐Manager Large Cap Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi‐Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi‐Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi‐Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi‐Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi‐Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi‐Manager Small Company Fund
NVIT Developing Markets Fund	NVIT Multi Sector Bond Fund
NVIT Emerging Markets Fund	NVIT Nationwide Fund
NVIT Enhanced Income Fund	NVIT Real Estate Fund
NVIT Government Bond Fund	NVIT S&P 500 Index Fund
NVIT International Equity Fund	NVIT Short Term Bond Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund)
NVIT Money Market Fund	Templeton NVIT International Value Fund
NVIT Multi‐Manager International Growth Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated July 31, 2012
to the Statement of Additional Information dated April 30, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Templeton NVIT International Value Fund (“Fund”)

Effective immediately, the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2012)
Templeton Investment Counsel, LLC
Cindy L. Sweeting	Templeton NVIT International Value Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories:  (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of June 30, 2012)
Templeton Investment Counsel, LLC
Cindy L. Sweeting	Mutual Funds: 12 accounts, $13,538.8 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $1,761.8 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 20 accounts, $5,832.6 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)